Goodwill And Other Intangible Assets - Schedule of Goodwill and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Goodwill, Gross Carrying Amount	$ 288,857	$ 288,857	$ 195,966
Goodwill, Net Carrying Amount	288,857	288,857	195,966
Other Intangible Assets, Weighted Average Amortization Period	4 years	4 years	4 years
Other Intangible Assets, Gross Carrying Amount	229,690	229,690	135,310
Other Intangible Assets, Accumulated Amortization	(122,485)	(95,670)	(44,301)
Other Intangible Assets, Net Carrying Amount	107,204	134,020	91,009
Goodwill and Other Intangible Assets, Gross Carrying Amount	518,547	518,547	331,276
Goodwill and Other Intangible Assets, Net Carrying Amount	396,061	422,877	286,975
Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets, Gross Carrying Amount	209,850	209,850	119,450
Other Intangible Assets, Accumulated Amortization	(112,155)	(88,579)	(43,079)
Other Intangible Assets, Net Carrying Amount	97,695	121,271	76,371
Trademarks
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets, Weighted Average Amortization Period	3 years	3 years	3 years
Other Intangible Assets, Gross Carrying Amount	16,900	16,900	14,300
Other Intangible Assets, Accumulated Amortization	(8,946)	(6,128)	(929)
Other Intangible Assets, Net Carrying Amount	7,955	10,772	13,371
Developed technology
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets, Weighted Average Amortization Period	5 years	5 years	5 years
Other Intangible Assets, Gross Carrying Amount	1,000	1,000	1,000
Other Intangible Assets, Accumulated Amortization	(433)	(333)	(133)
Other Intangible Assets, Net Carrying Amount	567	667	867
Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets, Gross Carrying Amount	1,940	1,940	560
Other Intangible Assets, Accumulated Amortization	(953)	(630)	(160)
Other Intangible Assets, Net Carrying Amount	$ 987	$ 1,310	$ 400
Minimum
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets, Weighted Average Amortization Period		2 years
Minimum | Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets, Weighted Average Amortization Period	3 years	3 years	3 years
Minimum | Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets, Weighted Average Amortization Period	2 years	2 years	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets, Weighted Average Amortization Period		6 years
Maximum | Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets, Weighted Average Amortization Period	5 years	5 years	5 years
Maximum | Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets, Weighted Average Amortization Period	3 years	3 years	3 years